STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series One [Member] Limited Partner [Member]	Series One [Member] General Partner [Member]	Series One [Member]	Series Two [Member] Limited Partner [Member]	Series Two [Member] General Partner [Member]	Series Two [Member]	Series Three [Member] Limited Partner [Member]	Series Three [Member] General Partner [Member]	Series Three [Member]	Series Four [Member] Limited Partner [Member]	Series Four [Member] General Partner [Member]	Series Four [Member]	Series Five [Member] Limited Partner [Member]	Series Five [Member] General Partner [Member]	Series Five [Member]	Series Six [Member] Limited Partner [Member]	Series Six [Member] General Partner [Member]	Series Six [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2011	$ (2,461,905)	$ (138,841)	$ (2,600,746)	$ 1,130,003	$ (55,467)	$ 1,074,536	$ (2,358,761)	$ (258,995)	$ (2,617,756)	$ 1,505,055	$ (235,466)	$ 1,269,589	$ 482,707	$ (37,259)	$ 445,448	$ 75,989	$ (75,989)	$ 0	$ (1,626,912)	$ (802,017)	$ (2,428,929)
Contribution	0	2,645,120	2,645,120	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,645,120	2,645,120
Distribution	0	0	0	(1,016,000)	0	(1,016,000)	0	0	0	(1,275,000)	0	(1,275,000)	(391,000)	0	(391,000)	0	0	0	(2,682,000)	0	(2,682,000)
Net income (loss)	2,461,905	(2,506,279)	(44,374)	(114,003)	55,467	(58,536)	(26,603)	(269)	(26,872)	(230,055)	235,466	5,411	(91,707)	37,259	(54,448)	(75,989)	75,989	0	1,923,548	(2,102,367)	(178,819)
Partners' capital (deficit) at Mar. 31, 2012	0	0	0	0	0	0	(2,385,364)	(259,264)	(2,644,628)	0	0	0	0	0	0	0	0	0	(2,385,364)	(259,264)	(2,644,628)
Contribution	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Distribution	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net income (loss)	0	0	0	0	0	0	(52,873)	(534)	(53,407)	0	0	0	0	0	0	0	0	0	(52,873)	(534)	(53,407)
Partners' capital (deficit) at Mar. 31, 2013	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,438,237)	$ (259,798)	$ (2,698,035)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,438,237)	$ (259,798)	$ (2,698,035)